Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Outstanding Balances and Transactions with Related Parties

The following table provides the summary of outstanding balances as at December 31, 2023 and 2022, and transactions for the years ended December 31, 2023, 2022 and 2021 that have been entered into with related parties:

				Statement of Financial			Income Statement
Company Name	Particulars	Terms	Conditions	Position Classification	2023	2022	Classification	2023	2022	2021
					(in million pesos)			(in million pesos)
Indirect investment in joint ventures through PCEV:
Manila Electric Company, or Meralco	Electricity services to PLDT and certain subsidiaries’ offices within Meralco's franchise area	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	603	527	Repairs and maintenance	2,928	3,219	2,519
	Pole attachment contracts, wherein Meralco leases its pole spaces to accommodate PLDT and Smart’s cable network facilities	45 days upon receipt of billings	Unsecured	Accrued expenses and other current liabilities (Notes 23 and 24)	—	—	Rent	—	40	40
		Upon depreciation or expiration of lease	Unsecured	ROU assets (Note 10)	598	2,775	Depreciation and amortization	603	665	486
		2023 – due after December 31, 2023; 2022 – due after December 31, 2022	Unsecured	Lease liabilities - net of current portion (Note 10)	2	727
		2023– due on or before December 31, 2023; 2022 – due on or before December 31, 2022	Unsecured	Current portion of lease liabilities (Note 10)	1	642
Meralco Industrial Engineering Services Corporation, or MIESCOR	Customer line installation, repair, rehabilitation and maintenance activities	30 days upon receipt of invoice	Unsecured	Accrued expenses and other current liabilities (Note 23)	3	5

				Statement of Financial			Income Statement
Company Name	Particulars	Terms	Conditions	Position Classification	2023	2022	Classification	2023	2022	2021
					(in million pesos)			(in million pesos)
Transactions with major stockholders, directors and officers:
NTT TC Leasing	PLDT signed a US$25 million term loan facility agreement on March 22, 2016	Non-amortizing, payable upon maturity on March 30, 2023	Unsecured	Interest-bearing financial liabilities (Note 20)	—	1,395	Financing costs – net	19	46	17
	PLDT signed a US$25 million term loan facility agreement on January 31, 2017	Non-amortizing, payable upon maturity on March 27, 2024	Unsecured	Interest-bearing financial liabilities (Note 20)	1,385	1,393	Financing costs – net	96	46	18
NTT World Engineering Marine Corporation	On February 1, 2008, PLDT entered into a service agreement, wherein NTT World Engineering Marine Corporation provides offshore submarine cable repair and other allied services for the maintenance of PLDT’s domestic fiber optic network submerged plant.	1st month of each quarter; noninterest-bearing	Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	261	318	Repairs and maintenance	92	80	97
NTT Communications	On March 24, 2000, PLDT entered into an advisory service agreement (as amended on March 31, 2003, March 31, 2005 and June 16, 2006), under which NTT Communications provides PLDT with technical, marketing and other consulting services for various business areas of PLDT starting April 1, 2000.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities (Note 23)	104	18	Professional and other contracted services	110	87	68
	On March 24, 2000, PLDT entered into an agreement with NTT Communications under which PLDT and NTT Communications agreed to cooperative arrangements for conventional international telecommunications services to enhance their respective international businesses.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accounts payable (Note 22)	3	3
NTT Worldwide Telecommunications Corporation	On March 24, 2000, PLDT entered into an agreement under which PLDT markets, and manages data and other services under NTT Communications’ “Arcstar” brand to its corporate customers in the Philippines. PLDT also entered into a Trade Name and Trademark Agreement with NTT Communications under which PLDT has been given the right to use the trade name “Arcstar” and its related trademark, logo and symbols, solely for the purpose of PLDT’s marketing, promotional and sales activities for the Arcstar services within the Philippines.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accounts payable (Note 22)	6	6	Selling and promotions	1	2	2

				Statement of Financial			Income Statement
Company Name	Particulars	Terms	Conditions	Position Classification	2023	2022	Classification	2023	2022	2021
					(in million pesos)			(in million pesos)
Transactions with major stockholders, directors and officers:
NTT DOCOMO	On June 5, 2006, in accordance with the Cooperation Agreement dated January 31, 2006, an Advisory Services Agreement was entered into by NTT DOCOMO and PLDT. Pursuant to the Advisory Services Agreement, NTT DOCOMO will provide the services of certain key personnel in connection with certain aspects of the business of PLDT and Smart. Also, this agreement governs the terms and conditions of the appointments of such key personnel and the corresponding fees related thereto.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities (Note 23)	103	14	Professional and other contracted services	105	105	80
JGSHI and Subsidiaries	PLDT and certain of its subsidiaries have existing agreements with Universal Robina Corporation and Robinsons Land Corporation for office and business office rental.	1st month of each quarter; 30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	81	17	Rent	246	269	232
		Upon depreciation or expiration of lease	Unsecured	ROU assets (Note 10)	4	59	Depreciation and amortization	—	44	29
		2023 – due after December 31, 2023; 2022 – due after December 31, 2022	Unsecured	Lease liabilities - net of current portion (Note 10)	78	35
		2023 – due after December 31, 2023; 2022 – due after December 31, 2022	Unsecured	Current portion of lease liabilities (Note 10)	—	28	Professional and other contracted services
	PLDT group's other transactions with JGSHI and subsidiaries	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities (Note 22 and 23)	44	45	Repairs and maintenance	48	23	25
							Financing costs – net	—	—	5

				Statement of Financial			Income Statement
Company Name	Particulars	Terms	Conditions	Position Classification	2023	2022	Classification	2023	2022	2021
					(in million pesos)			(in million pesos)
Transactions with major stockholders, directors and officers:
Malayan Insurance Co., Inc., or Malayan	PLDT and certain of its subsidiaries have insurance policies with Malayan covering directors, officers, liability to employees and material damages for buildings, building improvements, equipment and motor vehicles. The premiums are directly paid to Malayan.	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	8	10	Insurance and security services	261	229	196
		Immediately upon receipt of invoice	Unsecured	Prepayments and other nonfinancial assets (Note 18)	152	27
Gotuaco del Rosario and Associates, or Gotuaco	Gotuaco acts as the broker for certain insurance companies to cover certain insurable properties of the PLDT Group. Insurance premiums are remitted to Gotuaco and the broker’s fees are settled between Gotuaco and the insurance companies.	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	—	—	Insurance and security services	142	144	179
First Pacific Investment Management Limited, or FPIML

'On March 1, 2018, Smart entered into an Advisory Services Agreement with FPIML effective for a period of one-year subject to a 12-month automatic renewal unless either party notifies the other party of its intent not to renew the agreement. FPIML provides advisory and related services in connection with the operation of Smart’s business of providing mobile communications services, high-speed internet connectivity, and access to digital services and content. The agreement provides that Smart shall pay monthly service fee of US$250 thousand and any additional fee shall be mutually agreed upon by both parties on a monthly basis. On March 26, 2020, Smart and FPIML mutually agreed to reduce the monthly service fee to US$100 thousand in consideration of the services provided under this agreement, effective April 1, 2020. Starting April 2021, the fee has been increased to $220 thousand per month. Smart prepaid the fees for the period April to October 2021 (US$1.54 million).

		—	Unsecured	Prepayments and other nonfinancial assets (Note 18)	—	—	Professional and other contracted services	149	133	111

				Statement of Financial			Income Statement
Company Name	Particulars	Terms	Conditions	Position Classification	2023	2022	Classification	2023	2022	2021
					(in million pesos)			(in million pesos)
Other related parties:
Various	PLDT and certain of its subsidiaries provide telephone, data communication and other services to various related parties.	30 days upon receipt of invoice	Unsecured	Trade and other receivables (Note 16)	5,193	3,155	Revenues	2,510	2,518	2,368
		2023 – due after December 31, 2023; 2022 – due after December 31, 2022	Unsecured	Lease liabilities - net of current portion (Note 10)	66	384	Expenses	4,433	5,687	2,386
		2023 – due after December 31, 2023; 2022 – due after December 31, 2022	Unsecured	Current portion of lease liabilities (Note 10)	42	229
		Upon depreciation or expiration of lease	Unsecured	ROU assets (Note 10)	148	1,404
		30 days upon receipt of billing; noninterest-bearing	Unsecured	Accounts payable (Note 22)	666	947
		Immediately upon receipt of billing	Unsecured	Accrued expenses and other current liabilities (Note 23)	603	57

Summary of Compensation of Key Officers by Benefit Type

The compensation of key officers of the PLDT Group by benefit type for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
		(in million pesos)
Short-term employee benefits	530	358	311
Other long-term employee benefits (Note 25)	121	480	115
Post-employment benefits (Note 25)	26	22	21
Total compensation paid to key officers of the PLDT Group	677	860	447